Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregated Revenues [Line Items]
Revenue by Country, Total for continuing operations	$ 2,180	$ 3,846	$ 20,084	$ 17,089
Discontinued Operations:
Revenue by Country, Total for discontinued operations			10,433	12,305
Revenue by Country, Total for the period			30,517	29,394
Revenue by Offtake Type, Total for continuing operations			20,084	17,089
Discontinued Operations:
Revenue by Offtake Type, Total for discontinued operations			10,433	12,305
Revenue by Offtake Type, Total for the period			30,517	29,394
Italy [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue by Country, Total for continuing operations			3,360	3,354
Romania [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue by Country, Total for continuing operations			16,608	13,710
United States [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue by Country, Total for continuing operations			116	25
Netherlands [Member]
Discontinued Operations:
Revenue by Country, Total for discontinued operations			2,840	1,596
Poland [Member]
Discontinued Operations:
Revenue by Country, Total for discontinued operations			7,593	10,709
Country Renewable Programs [Member]
Discontinued Operations:
Revenue by Offtake Type, Total for continuing operations			2,972	2,885
Discontinued Operations:
Revenue by Offtake Type, Total for discontinued operations			5,499	6,994
Green Certificates [Member]
Discontinued Operations:
Revenue by Offtake Type, Total for continuing operations			10,548	9,409
Energy Offtake Agreements [Member]
Discontinued Operations:
Revenue by Offtake Type, Total for continuing operations			6,560	4,795
Discontinued Operations:
Revenue by Offtake Type, Total for discontinued operations			4,805	5,267
Other Revenue [Member]
Discontinued Operations:
Revenue by Offtake Type, Total for continuing operations			4
Guarantees of Origin [Member]
Discontinued Operations:
Revenue by Offtake Type, Total for discontinued operations			$ 129	$ 44